SHARE CAPITAL (Details Narrative) - shares	Dec. 31, 2025	Dec. 31, 2024	Nov. 14, 2024	Dec. 31, 2023
Statement [Line Items]
Number of common shares issued	102,040,000	94,540,000		93,540,000
Paul Averback [Member]
Statement [Line Items]
Number of common shares issued	102,040,140	94,540,140
Number of shares issued			7,500,000
Patrick Doody [Member]
Statement [Line Items]
Restricted stock awarded			1,000,000